Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 11- COMMITMENTS

Operating Leases

The Company leases office and warehouse facilities under two non-cancellable lease agreements, one in Southern California and one in New Jersey. The Southern California lease was initiated in September 2013 and expires August 31, 2020. During the three months ended March 31, 2018, the Company provided notice to vacate its existing facility in Southern California and signed a five-year lease, effective May 1, 2018, to relocate to a 17,640 square foot facility at 853 East Sandhill Avenue, Carson, CA 90746. The New Jersey lease was initiated in October 2014 and expires September 30, 2019 (see Note 12). Rent expense was $71,736 and $54,550 for the three months ended March 31, 2018 and 2017, respectively.

Capital Leases

The Company leases equipment under capital lease agreements. As of March 31, 2018, and December 31, 2017, the outstanding balance, due in 2018, of $6,074 and $9,665, respectively.

Technology License Agreement

The Company entered into a Technology License Agreement with an independent party. Under the agreement, the Company will pay the independent party a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of certain of the Company’s products above $1,428,571 per calendar year. For the three months ended March 31, 2018 and 2017, $0 and $14,685, respectively, was recorded as research and development expense under the agreement on the Condensed Consolidated Statements of Operations related to the minimum annual fee. A total of $140,713 and $190,713 was owed under the amended agreement at March 31, 2018 and December 31, 2017, respectively.

NOTE 11- COMMITMENTS

Operating Leases

The Company leases office and warehouse facilities under two non-cancellable lease agreements, one in Southern California and one in New Jersey. The Southern California lease was initiated in September 2013 and expires August 31, 2020. Subsequent to December 31, 2017, the Company provided notice to vacate its existing facility in Southern California and signed a five-year lease, effective May 1, 2018, to move to a 17,640 square foot facility at 853 East Sandhill Avenue, Carson, CA 90746. The New Jersey lease was initiated in October 2014 and expires September 30, 2019.

Minimum annual rental commitments under non-cancelable leases are as follows:

Years ending December 31,	Amount
2018	$243,000
2019	180,000
2020	180,000
2021	180,000
2022 and thereafter	360,000
TOTAL	$1,143,000

Rent expense was $242,484 and $218,997 for the years ended December 31, 2017 and 2016, respectively.

Capital Leases

The Company leases equipment under capital lease agreements. As of December 31, 2017, the outstanding balance was $9,665 and due in 2018.

Technology License Agreement

The Company entered into a Technology License Agreement with a third-party vendor for consulting services. Under the agreement, the Company will pay the vendor a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of the vendor’s products above $1,428,571 per calendar year. For each of the years ended December 31, 2017 and 2016, $100,000 was recorded as research and development expense under the agreement on the consolidated Statements of Operations related to the minimum annual fee. For each of years ended December 31 2017 and 2016, $45,595 and $41,490 related to the royalty was recorded as cost of goods sold on the Consolidated Statements of Operations. A total of $190,713 and $165,553 was owed under the amended agreement at December 31, 2017 and 2016, respectively.

Employment Agreements

Agreement with Chief Executive Officer

On January 6, 2017, the company extended an offer to Dennis G. Forchic to become Chief Executive Officer. Mr. Forchic accepted the offer and contracts were executed on March 27, 2017. As part of the Employment Agreement, the Company issued a total of 5,411,765 shares valued at $2,760,000. In addition, Mr. Forchic purchased an additional 784,314 shares valued at $400,000 for a consideration of $100,000. The fair value of the shares on the date of grant over consideration received was $300,000, which was recorded as stock compensation expense, (See Note 13).

Agreement with Chief Compliance Officer, Secretary

On December 27, 2017, the Company entered into a four year employment agreement with Stanley L. Teeple as the Company’s Chief Compliance Officer. As part of the Employment Agreement, Mr. Teeple was granted 1,000,000 million shares of the Company’s common stock of which 250,000 shares vested on the signing of the employment agreement and 250,000 shares vest annually on the anniversary of the employment agreement. The fair value of the shares on the date of grant was $1,710,000, of which $427,500 was recorded as stock-based compensation during the year ended December 31, 2017 and $1,282,000 is being amortized ratably over the three year employment agreement period.